Related Party Balances and Transactions (Tables)	6 Months Ended	12 Months Ended
	Dec. 31, 2023	Jun. 30, 2023	Jun. 30, 2022
Related Party Balances and Transactions [Abstract]
Schedule of Transactions with Related Parties during the Financial Periods

The Group had the following transactions with related parties during the financial periods:

	December 31, 2023	June 30, 2023
	US$	US$
Current liabilities	3,780,324	3,579,169
Non-current liabilities	11,518,726	11,278,227
	15,299,050	14,857,396
The Group had the following transactions with related parties during the financial periods:
	June 30, 2023	June 30, 2022
	US$	US$
Current liabilities	3,579,169	3,322,862
Non-current liabilities	11,278,227	12,209,702
	14,857,396	15,532,564
The Group had the following transactions with related parties during the financial periods:
	June 30, 2022	June 30, 2021
	US$	US$
Current liabilities	3,322,862	3,033,028
Non-current liabilities	12,209,702	12,666,389
	15,532,564	15,699,417